UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Notice of Intention to Redeem Securities Pursuant to Rule 23c-2

Under the Investment Company Act of 1940

Investment Company Act file number: 811-22432

OXFORD LANE CAPITAL CORP.

(Name of Registrant)

8 Sound Shore Drive, Suite 255
Greenwich, CT 06830
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Oxford Lane Capital Corp. (the “Company”) to be redeemed:

5.00% Notes due 2027 (CUSIP: 691543 888; NasdaqGS: OXLCZ) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on August 27, 2026 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of March 16, 2021 (the “Base Indenture”), between the Company and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association) (“U.S. Bank”), as trustee, as amended and (ii) Section 1.01(h) of the Second Supplemental Indenture, dated as of January 13, 2022, between the Company and U.S. Bank, as trustee (the “Second Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem a portion of the outstanding Notes ($30,000,000 in aggregate principal amount) pursuant to the terms of the Base Indenture and the Second Supplemental Indenture. The Notes to be redeemed will be redeemed by lottery in accordance with the procedures of the Depository Trust Company, the Investment Company Act of 1940, as amended, and the rules of any national securities exchange or quotation system on which the Notes are listed.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 28th day of July, 2026.

OXFORD LANE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
	Name:	Jonathan H. Cohen
	Title:	Chief Executive Officer